Morgan Stanley International SmallCap Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2002

Dear Shareholder:
During the six months ended November 30, 2002, signs of a stagnating economy continued to abound in Europe as the manufacturing sector declined amid weak consumer sentiment. In Japan, market observers focused on a failed proposal to resolve the country's troubled banking sector and debates about the options for restarting the long-sagging Japanese economy. The anticipated economic recovery in the United States was muted by a significant decline in capital spending, although consumer spending remained strong.

Despite the proliferation of poor economic and geopolitical news around the world, the small-capitalization market has generally been more resilient than its large-cap counterpart over the past two years. However, during the six-month period under review this trend reversed itself as small-cap stocks, as measured by the Morgan Stanley Capital International (MSCI) Europe Australia Far East
(EAFE) Small Cap Index, returned -18.54 percent, compared to -15.10 percent for the MSCI EAFE Index(1).

Performance and Portfolio Strategy
For the six-month period ended November 30, 2002, Morgan Stanley International SmallCap Fund's Class A, B, C and D shares returned -19.11 percent, -19.37 percent, -19.39 percent and -19.01 percent, respectively. During the same period, the MSCI EAFE Index returned -15.10 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, the Fund's performance was aided by stock selection in the industrials and materials sectors. In general, companies in both these sectors reacted favorably to positive news regarding the global economic environment. Many of these companies have been successful in operating in a difficult environment, while others continue to restructure to prepare for an eventual economic turnaround.

Stock selection in the consumer staples sector detracted from performance. However, the sub-advisor believes that some consumer-staples stocks experienced indiscriminant selling as investors took profits in companies that had positive performance during the first half of the year. Despite the relatively weak

----------------
(1) The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance of a diverse range of global stock markets within Europe, Australia and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley International SmallCap Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2002 CONTINUED

performance of stocks in this sector during the six-month period, the sub-advisor believes that the fundamentals of these companies remain strong.

Looking Ahead
The sub-advisor remains cautious about the macroeconomic environment given that U.S. consumers, who up until now have powered the economy with healthy spending on housing and automobiles, are showing signs of curtailing spending. Further, the sub-advisor believes that neither the Far East nor European economies will be able to buttress a weakening U.S. economy. Therefore, the sub-advisor remains defensive overall and extremely selective, investing the Fund solely in what it believes to be quality cyclical companies that meet its tough investment and valuation criteria.

We appreciate your ongoing support of Morgan Stanley International SmallCap Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley International SmallCap Fund
FUND PERFORMANCE / / NOVEMBER 30, 2002

                             Average Annual Total Returns -- Period Ended November 30, 2002
   -------------------------------------------------------------------------------------------------------------------
                       Class A Shares*                                            Class B Shares**
   -------------------------------------------------------     -------------------------------------------------------
   1 Year                      (7.43)%(1)       (12.29)%(2)    1 Year                      (8.08)%(1)       (12.54)%(2)
   5 Years                      1.60 %(1)         0.51 %(2)    5 Years                      0.82 %(1)         0.43 %(2)
   Since Inception                                             Since Inception
    (7/28/1997)                (0.98)%(1)        (1.98)%(2)     (7/29/1994)                (1.92)%(1)        (1.92)%(2)

                       Class C Shares+                                             Class D Shares++
   -------------------------------------------------------      -------------------------------------------------------
   1 Year                      (7.77)%(1)        (8.67)%(2)     1 Year                      (7.21)%(1)
   5 Years                      0.88 %(1)         0.88 %(2)     5 Years                      1.69 %(1)
   Since Inception                                              Since Inception
    (7/28/1997)                (1.69)%(1)        (1.69)%(2)      (7/28/1997)                (0.88)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common and Preferred Stocks (98.1%)
           Australia (4.2%)
           BEVERAGES: NON-ALCOHOLIC
 459,661   Neverfail Springwater Ltd...............  $   579,276
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT
  86,266   Ramsay Health Care Ltd..................      172,494
                                                     -----------
           PUBLISHING: NEWSPAPERS
 341,800   John Fairfax Holdings Ltd...............      591,556
                                                     -----------
           STEEL
 386,100   BHP Steel Ltd.*.........................      685,527
                                                     -----------
           Total Australia.........................    2,028,853
                                                     -----------
           Belgium (1.3%)
           FOOD: SPECIALTY/CANDY
  20,876   Omega Pharma S.A........................      632,898
                                                     -----------
           Denmark (2.1%)
           FOOD: SPECIALTY/CANDY
  14,300   Danisco AS..............................      473,770
                                                     -----------
           OTHER TRANSPORTATION
   7,490   Kobenhavns Lufthavne AS.................      521,364
                                                     -----------
           Total Denmark...........................      995,134
                                                     -----------
           Finland (4.5%)
           BUILDING PRODUCTS
  18,190   Kone Corp. (B Shares)...................      518,921
  26,010   Uponor Oyj..............................      483,469
                                                     -----------
                                                       1,002,390
                                                     -----------
           INDUSTRIAL MACHINERY
  40,725   Metso Oyj...............................      425,047
 119,649   Rapala VMC Oyj..........................      468,588
                                                     -----------
                                                         893,635
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM MACHINERY
  11,368   KCI Konecranes International............      258,200
                                                     -----------
           Total Finland...........................    2,154,225
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           France (5.8%)
           AEROSPACE & DEFENSE
  25,670   Zodiac S.A..............................  $   526,395
                                                     -----------
           ENGINEERING & CONSTRUCTION
   6,674   Alliance et Gestion Commerciale.........      497,215
                                                     -----------
           HOME BUILDING
   5,890   Kaufman & Broad S.A.....................      111,180
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  32,827   Neopost S.A.*...........................      913,641
                                                     -----------
           OTHER CONSUMER SPECIALTIES
  19,953   L'Europeenne d'Extincteurs*.............            0
                                                     -----------
           OTHER TRANSPORTATION
  18,700   Autoroutes du Sud de la France*.........      463,765
                                                     -----------
           TEXTILES
  11,139   Chargeurs S.A...........................      276,804
                                                     -----------
           Total France............................    2,789,000
                                                     -----------
           Germany (3.8%)
           APPAREL/FOOTWEAR
   5,485   Escada AG...............................       53,703
  25,800   Hugo Boss AG (Pref.)....................      259,016
                                                     -----------
                                                         312,719
                                                     -----------
           AUTO PARTS: O.E.M.
   9,415   Beru AG.................................      407,095
                                                     -----------
           ELECTRICAL PRODUCTS
   5,980   Pfeiffer Vacuum Technology AG...........      118,942
                                                     -----------
           HOME FURNISHINGS
  18,983   WMF- Wuerttembergische Metallwarenfabrik
            AG (Pref.).............................      180,200
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT
   3,595   Mediclin AG.............................        7,147
                                                     -----------
           INDUSTRIAL MACHINERY
  51,650   Sartorius AG (Pref.)....................      200,226
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES
  31,385   Ceyoniq AG*.............................            0
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           INTERNET SOFTWARE/SERVICES
   2,901   SCS Standard Computersysteme*...........  $         0
                                                     -----------
           INVESTMENT MANAGERS
  16,455   MPC Muenchmeyer Petersen Capital AG.....      210,996
                                                     -----------
           MEDICAL/NURSING SERVICES
  21,604   Marseille-Kliniken AG...................      143,664
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
  32,487   Techem AG*..............................      250,264
                                                     -----------
           Total Germany...........................    1,831,253
                                                     -----------
           Greece (0.5%)
           MOVIES/ENTERTAINMENT
  23,370   Greek Organization of Football
            Prognostics............................      235,085
                                                     -----------
           Hong Kong (1.6%)
           BROADCASTING
  86,500   Television Broadcasts Ltd...............      310,002
                                                     -----------
           SPECIALTY TELECOMMUNICATIONS
 320,060   Asia Satellite Telecommunications
            Holdings Ltd...........................      451,430
                                                     -----------
           Total Hong Kong.........................      761,432
                                                     -----------
           Italy (5.0%)
           AUTO PARTS: O.E.M.
 137,779   Sogefi SpA..............................      267,742
                                                     -----------
           BEVERAGES: ALCOHOLIC
  34,190   Davide Campari-Milano SpA...............    1,005,952
                                                     -----------
           CONSTRUCTION MATERIALS
  58,950   Buzzi Unicem SpA........................      404,314
                                                     -----------
           ELECTRONIC COMPONENTS
  19,500   Saes Getters RNC........................      115,523
  11,410   Saes Getters SpA........................       99,238
                                                     -----------
                                                         214,761
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           FOOD: MEAT/FISH/DAIRY
  92,200   Parmalat Finanziaria SpA................  $   220,869
                                                     -----------
           REGIONAL BANKS
 234,110   Cassa di Risparmio di Firenze SpA.......      294,605
                                                     -----------
           Total Italy.............................    2,408,243
                                                     -----------
           Japan (31.2%)
           ADVERTISING/MARKETING SERVICES
  58,000   Asatsu - DK Inc.........................    1,078,014
                                                     -----------
           BEVERAGES: NON-ALCOHOLIC
  11,400   ITO EN, Ltd.............................      354,072
                                                     -----------
           BUILDING PRODUCTS
  13,500   Maezawa Kaisei Industries...............      129,861
                                                     -----------
           CHEMICALS: SPECIALTY
 160,000   Zeon Corp...............................      597,375
                                                     -----------
           COMMERCIAL PRINTING/FORMS
  61,000   Asia Securities Printing Co., Ltd.......      328,198
                                                     -----------
           CONSTRUCTION MATERIALS
  50,100   Nichiha Corp............................      337,349
 414,000   Sumitomo Osaka Cement Co., Ltd..........      516,361
                                                     -----------
                                                         853,710
                                                     -----------
           ELECTRICAL PRODUCTS
  28,000   Cosel Co., Ltd..........................      447,836
  31,600   Mirai Industry Co. Ltd..................      145,545
  96,000   Osaki Electric Co., Ltd.................      273,906
                                                     -----------
                                                         867,287
                                                     -----------
           ELECTRONIC COMPONENTS
  26,000   Yamaichi Electronics Co.................      292,492
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
  34,500   Shinkawa Ltd............................      638,420
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           FINANCE/RENTAL/LEASING
   9,100   Aiful Corp..............................  $   437,678
 201,000   Jaccs Co., Ltd..........................      658,694
                                                     -----------
                                                       1,096,372
                                                     -----------
           FOOD: SPECIALTY/CANDY
  17,300   Ariake Japan Co., Ltd...................      503,473
                                                     -----------
           HOME FURNISHINGS
  55,000   Tenma Corp..............................      503,954
                                                     -----------
           INDUSTRIAL MACHINERY
  44,900   Mori Seiki Co., Ltd.....................      244,503
     300   Nissei Corp.............................        1,648
  84,000   Tokyo Kikai Seisakusho, Ltd.............      156,811
  10,800   Union Tool Co...........................      270,286
                                                     -----------
                                                         673,248
                                                     -----------
           INDUSTRIAL SPECIALTIES
  13,600   Arisawa Mfg. Co., Ltd...................      261,091
  12,100   Fujimi Inc..............................      236,733
 106,300   Nitta Corp..............................      759,966
   6,900   Taisei Lamick Co., Ltd..................      224,994
  11,800   Taiyo Ink Manufacturing Co., Ltd........      384,772
                                                     -----------
                                                       1,867,556
                                                     -----------
           MEDICAL SPECIALTIES
  29,000   Fukuda Denshi Co., Ltd..................      520,094
                                                     -----------
           MOVIES/ENTERTAINMENT
 173,000   Yomiuri Land Co., Ltd...................      497,832
                                                     -----------
           OTHER CONSUMER SERVICES
  14,000   Nippon Broadcasting System, Inc.........      391,457
                                                     -----------
           REAL ESTATE DEVELOPMENT
 122,000   Daibiru Corp............................      472,406
 198,000   TOC Co., Ltd............................      911,959
                                                     -----------
                                                       1,384,365
                                                     -----------
           RECREATIONAL PRODUCTS
  48,300   Shimano, Inc............................      694,950
  27,300   Tomy Co., Ltd...........................      235,901
                                                     -----------
                                                         930,851
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           RESTAURANTS
  26,000   Hurxley Corp............................  $   309,448
     236   Shidax Corp.............................      325,132
                                                     -----------
                                                         634,580
                                                     -----------
           SPECIALTY STORES
  16,300   Megane Top Co., Ltd.....................      173,537
                                                     -----------
           STEEL
  74,400   Osaka Steel Co., Ltd....................      357,838
 591,000   Pacific Metal Co., Ltd.*................      366,153
                                                     -----------
                                                         723,991
                                                     -----------
           Total Japan.............................   15,040,739
                                                     -----------
           Netherlands (5.9%)
           AGRICULTURAL COMMODITIES/ MILLING
  29,110   Nutreco Holding NV......................      478,880
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
  60,620   BE Semiconductor Industries NV*.........      293,448
                                                     -----------
           ENGINEERING & CONSTRUCTION
  18,330   Imtech NV...............................      250,525
                                                     -----------
           FOOD: SPECIALTY/CANDY
  33,740   CSM NV..................................      668,404
                                                     -----------
           MEDICAL DISTRIBUTORS
   6,900   OPG Groep NV............................      234,907
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  34,663   Samas Groep NV..........................      173,998
                                                     -----------
           OILFIELD SERVICES/EQUIPMENT
  15,435   IHC Caland NV...........................      744,106
                                                     -----------
           Total Netherlands.......................    2,844,268
                                                     -----------
           New Zealand (4.4%)
           CASINO/GAMING
 185,601   Sky City Entertainment Group Ltd........      685,551
                                                     -----------
           CONSTRUCTION MATERIALS
 400,977   Fletcher Building Ltd...................      638,740
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           ELECTRONICS/APPLIANCES
  37,968   Fischer & Paykel Appliance Holdings
            Ltd....................................  $   199,400
                                                     -----------
           MEDICAL SPECIALTIES
 119,089   Fischer & Paykel Healthcare Corp.,
            Ltd....................................      613,574
                                                     -----------
           Total New Zealand.......................    2,137,265
                                                     -----------
           Norway (1.8%)
           LIFE/HEALTH INSURANCE
  44,600   Storebrand ASA*.........................      187,298
                                                     -----------
           REGIONAL BANKS
  21,120   Gjensidige NOR ASA......................      662,322
                                                     -----------
           Total Norway............................      849,620
                                                     -----------
           Spain (3.2%)
           MISCELLANEOUS COMMERCIAL SERVICES
  70,700   Amadeus Global Travel Distribution S.A.
            (A Shares).............................      363,326
                                                     -----------
           OTHER TRANSPORTATION
  23,900   Aurea Concesiones de Infraestructuras
            del Estadado S.A.......................      509,579
                                                     -----------
           PULP & PAPER
  23,142   Miquel y Costas & Miquel, S.A...........      515,040
   7,903   Miquel y Costas & Miquel, S.A. (New
            Shares)*...............................      175,901
                                                     -----------
                                                         690,941
                                                     -----------
           Total Spain.............................    1,563,846
                                                     -----------
           Sweden (5.3%)
           AUTO PARTS: O.E.M.
  24,200   Haldex AB...............................      234,959
                                                     -----------
           INVESTMENT BANKS/BROKERS
  19,700   D. Carnegie & Co. AB....................      163,013
                                                     -----------
           MEDICAL SPECIALTIES
  30,965   Getinge AB (B Shares)...................      611,531
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           MISCELLANEOUS COMMERCIAL SERVICES
  72,500   Intrum Justitia AB*.....................  $   343,955
                                                     -----------
           STEEL
  17,600   Hoganas AB (Class B)....................      337,875
                                                     -----------
           TOBACCO
 129,595   Swedish Match AB........................      879,342
                                                     -----------
           Total Sweden............................    2,570,675
                                                     -----------
           Switzerland (5.8%)
           BUILDING PRODUCTS
     961   Zehnder Group AG........................      482,248
                                                     -----------
           INDUSTRIAL MACHINERY
   8,540   Saurer AG*..............................      167,394
                                                     -----------
           MEDICAL DISTRIBUTORS
     530   Galenica Holding AG.....................      467,668
                                                     -----------
           MULTI-LINE INSURANCE
   5,600   Converium Holding AG*...................      231,039
                                                     -----------
           OTHER METALS/MINERALS
  31,000   Xstrata PLC*............................      303,066
                                                     -----------
           PUBLISHING: BOOKS/MAGAZINES
   1,671   Edipresse S.A. (Bearer Shares)..........      619,056
                                                     -----------
           SPECIALTY STORES
   2,945   Valora Holding AG.......................      527,664
                                                     -----------
           Total Switzerland.......................    2,798,135
                                                     -----------
           United Kingdom (11.8%)
           BROADCASTING
 147,959   SMG PLC.................................      245,110
                                                     -----------
           BUILDING PRODUCTS
 229,768   Novar PLC...............................      377,061
 103,840   SIG PLC.................................      298,818
                                                     -----------
                                                         675,879
                                                     -----------
           CASINO/GAMING
  81,600   William Hill PLC........................      271,945
                                                     -----------
           CHEMICALS: SPECIALTY
  82,300   British Vita PLC........................      323,885
                                                     -----------
           ELECTRONICS/APPLIANCE STORES
 272,330   HMV Group PLC*..........................      540,102
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           FINANCE/RENTAL/LEASING
 113,058   Cattles PLC.............................  $   549,568
  84,100   Kensington Group PLC....................      243,975
                                                     -----------
                                                         793,543
                                                     -----------
           FOOD: SPECIALTY/CANDY
 469,940   Devro PLC...............................      361,841
                                                     -----------
           HOUSEHOLD/PERSONAL CARE
 108,620   SSL International PLC...................      456,188
                                                     -----------
           INDUSTRIAL MACHINERY
  75,930   Spirax-Sarco Engineering PLC............      460,625
                                                     -----------
           MEDICAL DISTRIBUTORS
  43,047   Alliance Unichem PLC....................      294,957
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
 435,000   PHS Group PLC...........................      480,416
                                                     -----------
           PERSONNEL SERVICES
 140,136   Michael Page International PLC..........      261,578
                                                     -----------
           RESTAURANTS
  46,785   Luminar PLC.............................      327,483
 168,434   Regent Inns PLC.........................      205,931
                                                     -----------
                                                         533,414
                                                     -----------
           Total United Kingdom....................    5,699,483
                                                     -----------
           Total Common and Preferred Stocks
            (COST $53,673,742).....................   47,340,154
                                                     -----------
PRINCIPAL
AMOUNT IN
THOUSANDS                                              VALUE

----------------------------------------------------------------

           Short-Term Investment (0.3%)
           Repurchase Agreement
    $139   Joint repurchase agreement account 1.36%
           due 12/02/02 (dated 11/29/02;
           proceeds $139,016) (a)
           (COST $139,000).........................  $   139,000
                                                     -----------

  Total Investments
   (COST $53,812,742) (b).................    98.4%  47,479,154
  Other Assets in Excess of Liabilities...     1.6      751,855
                                            ------  -----------
  Net Assets..............................   100.0% $48,231,009
                                            ======  ===========

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,334,571 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $8,668,159, RESULTING IN NET UNREALIZED DEPRECIATION OF $6,333,588.

Forward Foreign Currency Contracts Open at
November 30, 2002:
                                                         UNREALIZED
      CONTRACTS          IN EXCHANGE     DELIVERY       APPRECIATION
     TO DELIVER              FOR           DATE        (DEPRECIATION)
----------------------------------------------------------------------
    EUR    21,095        $    20,945     12/02/02          $ (23)
    GBP    19,215        $    29,836     12/02/02            (54)
   JPY  6,747,478        $    55,208     12/02/02            203
   JPY 18,252,361        $   149,340     12/02/02            548
    NZD   235,044        $   116,182     12/02/02           (823)
    CHF   163,780        $   110,253     12/03/02            (67)
    EUR    39,490        $    39,229     12/03/02            (24)
   $        2,114        JPY 258,879     12/03/02             (3)
                                                           -----
      Net unrealized depreciation..................        $(243)
                                                           =====

CURRENCY ABBREVIATIONS:

GBP  British Pound.
EUR  Euro.
JPY  Japanese Yen.
NZD  New Zealand Dollar.
CHF  Swiss Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
SUMMARY OF INVESTMENTS / / NOVEMBER 30, 2002 (UNAUDITED)

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Advertising/Marketing Services..........  $ 1,078,014       2.2%
Aerospace & Defense.....................      526,395       1.1
Agricultural Commodities/ Milling.......      478,880       1.0
Apparel/Footwear........................      312,719       0.6
Auto Parts: O.E.M.......................      909,796       1.9
Beverages: Alcoholic....................    1,005,952       2.1
Beverages: Non-Alcoholic................      933,348       1.9
Broadcasting............................      555,112       1.2
Building Products.......................    2,290,378       4.7
Casino/Gaming...........................      957,496       2.0
Chemicals: Specialty....................      921,260       1.9
Commercial Printing/Forms...............      328,198       0.7
Construction Materials..................    1,896,764       3.9
Electrical Products.....................      986,229       2.0
Electronic Components...................      507,253       1.1
Electronic Production Equipment.........      931,868       1.9
Electronics/Appliance Stores............      540,102       1.1
Electronics/Appliances..................      199,400       0.4
Engineering & Construction..............      747,740       1.6
Finance/Rental/Leasing..................    1,889,915       3.9
Food: Meat/Fish/Dairy...................      220,869       0.5
Food: Specialty/Candy...................    2,640,386       5.5
Home Building...........................      111,180       0.2
Home Furnishings........................      684,154       1.4
Hospital/Nursing Management.............      179,641       0.4
Household/Personal Care.................      456,188       0.9
Industrial Machinery....................    2,395,128       5.0
Industrial Specialties..................    1,867,556       3.9
Investment Banks/Brokers................      163,013       0.3
Investment Managers.....................      210,996       0.4
Life/Health Insurance...................      187,298       0.4
Medical Distributors....................      997,532       2.1
Medical Specialties.....................    1,745,199       3.6
Medical/Nursing Services................      143,664       0.3

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Miscellaneous Commercial Services.......  $ 1,437,961       3.0%
Movies/Entertainment....................      732,917       1.5
Multi-Line Insurance....................      231,039       0.5
Office Equipment/Supplies...............    1,087,639       2.3
Oilfield Services/Equipment.............      744,106       1.5
Other Consumer Services.................      391,457       0.8
Other Metals/Minerals...................      303,066       0.6
Other Transportation....................    1,494,708       3.1
Personnel Services......................      261,578       0.5
Publishing: Books/Magazines.............      619,056       1.3
Publishing: Newspapers..................      591,556       1.2
Pulp & Paper............................      690,941       1.4
Real Estate Development.................    1,384,365       2.9
Recreational Products...................      930,851       1.9
Regional Banks..........................      956,927       2.0
Restaurants.............................    1,167,994       2.4
Specialty Stores........................      701,201       1.5
Specialty Telecommunications............      451,430       0.9
Steel...................................    1,747,393       3.6
Textiles................................      276,804       0.6
Tobacco.................................      879,342       1.8
Trucks/Construction/Farm Machinery......      258,200       0.5
Repurchase Agreement....................      139,000       0.3
                                          -----------   -------
                                          $47,479,154      98.4%
                                          ===========   =======

                                                       PERCENT OF
TYPE OF INVESTMENT                           VALUE     NET ASSETS

-----------------------------------------------------------------

Common Stocks...........................  $46,700,712      96.8%
Preferred Stocks........................      639,442       1.3
Short-Term Investment...................      139,000       0.3
                                          -----------   -------
                                          $47,479,154      98.4%
                                          ===========   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost $53,812,742)......  $47,479,154
Cash........................................................       43,724
Receivable for:
  Investments sold..........................................      599,011
  Shares of beneficial interest sold........................      179,352
  Foreign withholding taxes reclaimed.......................      123,853
  Dividends.................................................       63,581
Prepaid expenses and other assets...........................       45,668
                                                              -----------
    Total Assets............................................   48,534,343
                                                              -----------
Liabilities:
Payable for:
  Investments purchased.....................................      156,412
  Investment management fee.................................       45,869
  Distribution fee..........................................       32,191
  Shares of beneficial interest redeemed....................       26,799
Accrued expenses and other payables.........................       42,063
                                                              -----------
    Total Liabilities.......................................      303,334
                                                              -----------
    Net Assets..............................................  $48,231,009
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $66,543,597
Net unrealized depreciation.................................   (6,325,379)
Accumulated net investment loss.............................     (331,627)
Accumulated net realized loss...............................  (11,655,582)
                                                              -----------
    Net Assets..............................................  $48,231,009
                                                              ===========
Class A Shares:
Net Assets..................................................   $1,087,241
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...      133,123
    Net Asset Value Per Share...............................  $      8.17
                                                              ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........  $      8.62
                                                              ===========
Class B Shares:
Net Assets..................................................  $37,171,270
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...    4,703,984
    Net Asset Value Per Share...............................  $      7.90
                                                              ===========
Class C Shares:
Net Assets..................................................   $1,239,310
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...      156,980
    Net Asset Value Per Share...............................  $      7.89
                                                              ===========
Class D Shares:
Net Assets..................................................   $8,733,188
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...    1,067,545
    Net Asset Value Per Share...............................  $      8.18
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)

Net Investment Loss:
Income
Dividends (net of $73,579 foreign withholding tax)..........  $   528,857
Interest....................................................       19,691
                                                              -----------
    Total Income............................................      548,548
                                                              -----------
Expenses
Investment management fee...................................      312,772
Distribution fee (Class A shares)...........................        1,592
Distribution fee (Class B shares)...........................      213,276
Distribution fee (Class C shares)...........................        7,851
Transfer agent fees and expenses............................       68,518
Custodian fees..............................................       40,281
Professional fees...........................................       33,150
Shareholder reports and notices.............................       32,319
Registration fees...........................................       25,045
Trustees' fees and expenses.................................        6,089
Other.......................................................       15,645
                                                              -----------
    Total Expenses..........................................      756,538
                                                              -----------
    Net Investment Loss.....................................     (207,990)
                                                              -----------

Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
  Investments...............................................   (6,043,252)
  Foreign exchange transactions.............................      (57,254)
                                                              -----------
    Net Realized Loss.......................................   (6,100,506)
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
  Investments...............................................   (5,783,113)
  Translation of forward foreign currency contracts, other
   assets and liabilities denominated in foreign
   currencies...............................................        4,285
                                                              -----------
    Net Depreciation........................................   (5,778,828)
                                                              -----------
    Net Loss................................................  (11,879,334)
                                                              -----------
Net Decrease................................................  $(12,087,324)
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                             FOR THE SIX     FOR THE YEAR
                                            MONTHS ENDED        ENDED
                                          NOVEMBER 30, 2002  MAY 31, 2002
                                          -----------------  ------------
                                             (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................     $  (207,990)    $  (489,006)
Net realized loss.......................      (6,100,506)     (1,790,503)
Net change in unrealized
 appreciation/depreciation..............      (5,778,828)      3,756,522
                                             -----------     -----------

    Net Increase (Decrease).............     (12,087,324)      1,477,013
                                             -----------     -----------

Distributions to Shareholders from Net
 Realized Gain:
Class A shares..........................        --               (19,713)
Class B shares..........................        --              (985,995)
Class C shares..........................        --               (26,268)
Class D shares..........................        --              (128,818)
                                             -----------     -----------

    Total Distributions.................        --            (1,160,794)
                                             -----------     -----------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................       6,015,834      (1,895,922)
                                             -----------     -----------

    Net Decrease........................      (6,071,490)     (1,579,703)

Net Assets:
Beginning of period.....................      54,302,499      55,882,202
                                             -----------     -----------

End of Period (INCLUDING ACCUMULATED NET
 INVESTMENT LOSSES OF $331,627 AND
 $123,637, RESPECTIVELY)................     $48,231,009     $54,302,499
                                             ===========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,084,966 at November 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended
November 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $43,660 and $474, respectively and received $11,884 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2002 aggregated $30,121,794 and $22,027,396, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At November 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $300.

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

At November 30, 2002, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, owned 325,197 Class D shares of beneficial interest.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                    ENDED
                                    NOVEMBER 30, 2002              MAY 31, 2002
                                --------------------------  ---------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT         SHARES        AMOUNT
                                -----------  -------------  ------------  -------------
CLASS A SHARES
Sold..........................   1,292,655   $ 11,196,285     2,534,352   $ 23,987,494
Reinvestment of
 distributions................      --            --              2,143         18,254
Redeemed......................  (1,269,698)   (11,014,998)   (2,919,757)   (27,902,147)
                                ----------   ------------   -----------   ------------
Net increase (decrease) --
 Class A......................      22,957        181,287      (383,262)    (3,896,399)
                                ----------   ------------   -----------   ------------
CLASS B SHARES
Sold..........................   1,625,954     15,067,806     2,565,306     23,165,989
Reinvestment of
 distributions................      --            --            108,044        896,765
Redeemed......................  (1,274,777)   (10,895,891)   (2,896,299)   (25,893,663)
                                ----------   ------------   -----------   ------------
Net increase (decrease) --
 Class B......................     351,177      4,171,915      (222,949)    (1,830,909)
                                ----------   ------------   -----------   ------------
CLASS C SHARES
Sold..........................     131,020      1,130,844       460,693      4,107,407
Reinvestment of
 distributions................      --            --              2,531         20,932
Redeemed......................    (128,308)    (1,060,910)     (409,499)    (3,662,019)
                                ----------   ------------   -----------   ------------
Net increase -- Class C.......       2,712         69,934        53,725        466,320
                                ----------   ------------   -----------   ------------
CLASS D SHARES
Sold..........................     557,798      5,030,247     1,140,935     10,757,790
Reinvestment of
 distributions................      --            --              3,383         28,786
Redeemed......................    (380,726)    (3,437,549)     (787,204)    (7,421,510)
                                ----------   ------------   -----------   ------------
Net increase -- Class D.......     177,072      1,592,698       357,114      3,365,066
                                ----------   ------------   -----------   ------------
Net increase (decrease) in
 Fund.........................     553,918   $  6,015,834      (195,372)  $ (1,895,922)
                                ==========   ============   ===========   ============

6. Federal Income Tax Status
At May 31, 2002, the Fund had a net capital loss carryover of approximately $456,000 which will be available through May 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

will elect to defer net capital and net foreign currency losses of approximately $397,000 and $46,000, respectively during fiscal 2002.

As of May 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2002, there were outstanding forward contracts.

At November 30, 2002, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At November 30, 2002, investments in securities of issuers in Japan represented 31.2% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                 FOR THE PERIOD
                              FOR THE SIX                FOR THE YEAR ENDED MAY 31,              JULY 28, 1997*
                             MONTHS ENDED     -------------------------------------------------     THROUGH
                           NOVEMBER 30, 2002     2002         2001         2000         1999      MAY 31, 1998
                           -----------------  -----------  -----------  -----------  ----------  --------------
                              (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $10.10          $ 9.96       $11.42       $ 8.93       $8.85         $ 8.96
                                ------          ------       ------       ------       -----         ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............        (0.01)          (0.03)       (0.01)        0.02        -            -
  Net realized and
   unrealized gain
   (loss)................        (1.92)           0.42        (1.34)        2.47        0.08          (0.11)
                                ------          ------       ------       ------       -----         ------
Total income (loss) from
 investment operations...        (1.93)           0.39        (1.35)        2.49        0.08          (0.11)
                                ------          ------       ------       ------       -----         ------

Less dividends and
 distributions from:
  Net investment
   income................       -                -            (0.11)       -            -            -
  Net realized gain......       -                (0.25)       -            -            -            -
                                ------          ------       ------       ------       -----         ------

Total dividends and
 distributions...........       -                (0.25)       (0.11)       -            -            -
                                ------          ------       ------       ------       -----         ------

Net asset value, end of
 period..................       $ 8.17          $10.10       $ 9.96       $11.42       $8.93         $ 8.85
                                ======          ======       ======       ======       =====         ======

Total Return+............       (19.11)%(1)       4.33 %     (11.96)%      28.40%       0.68 %        (1.23)%(1)

Ratios to Average Net
 Assets:
Expenses.................         2.21 %(2)(3)     2.40 %(3)     2.06 %(3)     2.10%(3)    2.36 %(3)       2.52 %(2)
Net investment income
 (loss)..................        (0.19)%(2)(3)    (0.46)%(3)     0.10 %(3)     0.00%(3)   (0.12)%(3)       0.03 %(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $1,087          $1,113       $4,917       $1,950        $491           $318
Portfolio turnover
 rate....................           42 %(1)         62 %         65 %         94%         31 %          178 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                       FOR THE YEAR ENDED MAY 31,
                             MONTHS ENDED     ---------------------------------------------------------------
                           NOVEMBER 30, 2002     2002         2001         2000         1999         1998*
                           -----------------  -----------  -----------  -----------  -----------  -----------
                              (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $ 9.81          $ 9.76       $11.19       $ 8.82       $ 8.80       $ 8.92
                                 ------          ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   loss++................         (0.04)          (0.11)       (0.07)       (0.09)       (0.09)       (0.11)
  Net realized and
   unrealized gain
   (loss)................         (1.87)           0.41        (1.35)        2.46         0.11        (0.01)
                                 ------          ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...         (1.91)           0.30        (1.42)        2.37         0.02        (0.12)
                                 ------          ------       ------       ------       ------       ------

Less dividends and
 distributions from:
  Net investment
   income................       -                 -            (0.01)       -            -            -
  Net realized gain......       -                 (0.25)       -            -            -            -
                                 ------          ------       ------       ------       ------       ------

Total dividends and
 distributions...........       -                 (0.25)       (0.01)       -            -            -
                                 ------          ------       ------       ------       ------       ------

Net asset value, end of
 period..................        $ 7.90          $ 9.81       $ 9.76       $11.19       $ 8.82       $ 8.80
                                 ======          ======       ======       ======       ======       ======

Total Return+............        (19.37)%(1)       3.49 %     (12.74)%      27.27 %       0.00 %      (1.35)%

Ratios to Average Net
 Assets:
Expenses.................          2.96 %(2)(3)      3.16 %(3)      2.86 %(3)      2.86 %(3)      3.12 %(3)      3.06 %
Net investment loss......         (0.94)%(2)(3)     (1.22)%(3)     (0.68)%(3)     (0.76)%(3)     (0.88)%(3)     (1.24)%
Supplemental Data:
Net assets, end of
 period, in thousands....       $37,171         $42,684      $44,681      $66,038      $48,711      $69,960
Portfolio turnover
 rate....................            42 %(1)         62 %         65 %         94 %         31 %        178 %

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                  FOR THE PERIOD
                              FOR THE SIX                 FOR THE YEAR ENDED MAY 31               JULY 28, 1997*
                             MONTHS ENDED     --------------------------------------------------     THROUGH
                           NOVEMBER 30, 2002     2002         2001         2000         1999       MAY 31, 1998
                           -----------------  -----------  -----------  -----------  -----------  --------------
                              (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.80          $ 9.73       $11.21       $ 8.83       $ 8.80         $ 8.96
                                ------          ------       ------       ------       ------         ------
Income (loss) from
 investment operations:
  Net investment
   loss++................        (0.04)          (0.08)       (0.03)       (0.07)       (0.06)         (0.09)
  Net realized and
   unrealized gain
   (loss)................        (1.87)           0.40        (1.39)        2.45         0.09          (0.07)
                                ------          ------       ------       ------       ------         ------
Total income (loss) from
 investment operations...        (1.91)           0.32        (1.42)        2.38         0.03          (0.16)
                                ------          ------       ------       ------       ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       -                -            (0.06)       -            -             -
  Net realized gain......       -                (0.25)       -            -            -             -
                                ------          ------       ------       ------       ------         ------

Total dividends and
 distributions...........       -                (0.25)       (0.06)       -            -             -
                                ------          ------       ------       ------       ------         ------

Net asset value, end of
 period..................       $ 7.89          $ 9.80       $ 9.73       $11.21       $ 8.83         $ 8.80
                                ======          ======       ======       ======       ======         ======

Total Return+............       (19.39)%(1)       3.71 %     (12.78)%      27.21 %       0.23 %        (1.79)%(1)

Ratios to Average Net
 Assets:
Expenses.................         2.96 %(2)(3)     2.89 %(3)     2.86 %(3)     2.86 %(3)     2.90 %(3)       3.16 %(2)
Net investment loss......        (0.94)%(2)(3)    (0.95)%(3)    (0.68)%(3)    (0.76)%(3)    (0.66)%(3)      (1.37)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $1,239          $1,511         $979       $1,042         $189            $77
Portfolio turnover
 rate....................           42 %(1)         62 %         65 %         94 %         31 %          178 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                 FOR THE PERIOD
                              FOR THE SIX                FOR THE YEAR ENDED MAY 31,              JULY 28, 1997*
                             MONTHS ENDED     -------------------------------------------------     THROUGH
                           NOVEMBER 30, 2002     2002         2001         2000         1999      MAY 31, 1998
                           -----------------  -----------  -----------  -----------  ----------  --------------
                              (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $10.10          $ 9.95       $11.45       $ 8.94       $8.87         $ 8.96
                                ------          ------       ------       ------       -----         ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............       -                (0.01)        0.07         0.03        0.04         -
  Net realized and
   unrealized gain
   (loss)................        (1.92)           0.41        (1.42)        2.48        0.03          (0.09)
                                ------          ------       ------       ------       -----         ------
Total income (loss) from
 investment operations...        (1.92)           0.40        (1.35)        2.51        0.07          (0.09)
                                ------          ------       ------       ------       -----         ------

Less dividends and
 distributions from:
  Net investment
   income................       -                -            (0.15)       -            -            -
  Net realized gain......       -                (0.25)       -            -            -            -
                                ------          ------       ------       ------       -----         ------

Total dividends and
 distributions...........       -                (0.25)       (0.15)       -            -            -
                                ------          ------       ------       ------       -----         ------

Net asset value, end of
 period..................       $ 8.18          $10.10       $ 9.95       $11.45       $8.94         $ 8.87
                                ======          ======       ======       ======       =====         ======

Total Return+............       (19.01)%(1)       4.54 %     (11.92)%      28.48%       0.56%         (1.00)%(1)

Ratios to Average Net
 Assets:
Expenses.................         1.96 %(2)(3)     2.16 %(3)     1.86 %(3)     1.86%(3)    2.12%(3)       2.31 %(2)
Net investment income
 (loss)..................         0.06 %(2)(3)    (0.22)%(3)     0.32 %(3)     0.24%(3)    0.12%(3)      (0.02)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $8,733          $8,995       $5,306       $1,813        $530           $850
Portfolio turnover
 rate....................           42 %(1)         62 %         65 %         94 %        31%           178 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

38543RPT-9396L02-AP-12/02

[MORGAN STANLEY LOGO]

MORGAN STANLEY
INTERNATIONAL
SMALLCAP FUND

SEMIANNUAL REPORT
NOVEMBER 30, 2002